Long-term Debt Long-Term Debt Swaps/Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 291
Derivative, Notional Amount	2,069
Long-term Debt, Maturities, Repayments of Principal in Year Two	304
Long-term Debt, Maturities, Repayments of Principal in Year Three	657
Long-term Debt, Maturities, Repayments of Principal in Year Four	647
Long-term Debt, Maturities, Repayments of Principal in Year Five	452
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,718
Long-term Debt	$ 6,069	$ 5,678
Alta Wind Asset Management, due 2031 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	3 month LIBOR
Long-term Debt	$ 18	19
Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 178	189
WCEP Holdings, LLC, due in 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Long-term Debt	$ 46	$ 46
Interest Rate Swap [Member] | Alta Wind Asset Management, due 2031 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	100.00%
Derivative, Fixed Interest Rate	2.47%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 18
Interest Rate Swap [Member] | Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	90.00%
Debt Instrument, Description of Variable Rate Basis	6-Month LIBOR
Derivative, Notional Amount	$ 160
Interest Rate Swap [Member] | Walnut Creek [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 276
Interest Rate Swap [Member] | WCEP Holdings, LLC, due in 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	90.00%
Derivative, Fixed Interest Rate	4.003%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 46
Interest Rate Swap [Member] | Maturity - June 30, 2028 [Member] | Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	90.00%
Derivative, Fixed Interest Rate	4.985%
Debt Instrument, Description of Variable Rate Basis	6-Month LIBOR
Derivative, Notional Amount	$ 65
NRG Solar Alpine LLC [Member] | Interest Rate Swap [Member] | Maturity - December 31, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	85.00%
Derivative, Fixed Interest Rate	2.744%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 115
NRG Solar Alpine LLC [Member] | Interest Rate Swap [Member] | Maturity - June 30, 2025 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	85.00%
Derivative, Fixed Interest Rate	2.421%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 8
NRG Solar Avra Valley [Member] | Interest Rate Swap [Member] | Maturity - November 30, 2030 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	85.00%
Derivative, Fixed Interest Rate	2.333%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 49
NRG Solar Blythe LLC [Member] | Interest Rate Swap [Member] | Maturity - June 25, 2028 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	3.563%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 14
Borrego [Member] | Interest Rate Swap [Member] | Maturity - December 31, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	1.125%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 7
NRG West Holdings LLC [Member] | Interest Rate Swap [Member] | Maturity - June 30, 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	2.417%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 330
Kansas South [Member] | Interest Rate Swap [Member] | Maturity - June 30, 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	2.368%
Debt Instrument, Description of Variable Rate Basis	6-Month LIBOR
Derivative, Notional Amount	$ 23
Laredo Ridge [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	2.31%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 79
Marsh Landing [Member] | Interest Rate Swap [Member] | Maturity - June 30, 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	3.244%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 342
NRG Solar Roadrunner LLC [Member] | Interest Rate Swap [Member] | Maturity - December 31, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	4.313%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 28
South Trent Wind LLC [Member] | Interest Rate Swap [Member] | Maturity - June14, 2020 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	3.265%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 43
South Trent Wind LLC [Member] | Interest Rate Swap [Member] | Maturity - June 14, 2028 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	4.95%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 21
Tapestry Wind [Member] | Interest Rate Swap [Member] | Maturity - December 21, 2021 [Member] [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	2.21%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 155
Tapestry Wind [Member] | Interest Rate Swap [Member] | Maturity - December 21, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	50.00%
Derivative, Fixed Interest Rate	3.57%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 60
Utah Solar Portfolio [Member] | Interest Rate Swap [Member] | Maturity - December 21, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	80.00%
Debt Instrument, Description of Variable Rate Basis	1-Month LIBOR
Derivative, Notional Amount	$ 230